Equity (EPS) (Details) - USD ($) $ / shares in Units, $ in Thousands		9 Months Ended
		Sep. 30, 2017	May 16, 2017	Feb. 02, 2017	Dec. 31, 2016
Net income (loss) per share of Class A common stock:
Common stock, shares outstanding				1,000
Numerator
Net income attributable to Solaris		$ 1,536
Less income attributable to participating securities		(108)
Net income attributable to common stockholders		$ 1,428
Class A Common Stock
Net income (loss) per share of Class A common stock:
Common stock, shares outstanding		10,100,000	0		0
Denominator
Weighted average shares of Class A common stock outstanding - basic	[1]	10,100,000
Effect of dilutive securities:
Share-based securities (in shares)		452,000
Diluted weighted-average shares of Class A Common Stock outstanding (in shares)	[1]	10,552,000
Earnings per share of Class A common stock - basic (in dollars per share)	[1]	$ 0.14
Earnings per share of Class A common stock - diluted (in dollars per share)	[1]	$ 0.14
Class B Common Stock
Net income (loss) per share of Class A common stock:
Common stock, shares outstanding		32,366,000	0		0

[1]	Represents earnings per share of Class A common stock and weighted-average shares of Class A common stock outstanding for the period from May 17, 2017 through September 30, 2017, the period following the reorganization transactions and IPO. See Note 9.